Basis of Presentation and Summary of Significant Accounting Policies - Summary of Initial Useful Life of Assets (Details)	Jun. 30, 2025
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Assets, Useful life	5 years
Technology Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Assets, Useful life	10 years
Customer Contracts and Related Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Assets, Useful life	4 years
Recruitment Database [Member]
Finite-Lived Intangible Assets [Line Items]
Assets, Useful life	3 years